Condensed consolidated income statement (unaudited) (Parenthetical) € in Millions	6 Months Ended
Jun. 30, 2026 EUR (€)
Condensed consolidated income statement (unaudited)
Change, revenue	€ 188
Change, operating profit	18
Change, net finance costs	(62)
Change, gains (losses) on net monetary gain/(loss) arising from hyperinflationary economies	(40)
Change, profit before taxation	(84)
Change, taxation	(31)
Change, net profit	€ (115)
Percentage change, revenue	4.20%
Percentage change, operating profit	3.10%
Percentage change, net finance costs	650.10%
Percentage change, net monetary gain/(loss) arising from hyperinflationary economies	(147.60%)
Percentage change, profit before taxation	(14.40%)
Percentage change, taxation	25.70%
Percentage change, net profit	(24.80%)